1(212) 318-6275

rachaelschwartz@paulhastings.com

November 26, 2013	75302.00014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Helios High Yield Fund (811-08795)

Ladies and Gentlemen:

On behalf of our client, Helios High Yield Fund (the “Fund”) and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we hereby transmit for filing:

•                  One preliminary copy of the proxy statement and form of proxy in the form to be furnished to shareholders.

The purpose of the Special Meeting of Shareholders is (1) to consider and vote upon an Agreement and Plan of Redomestication that provides for the reorganization of the Fund as a Maryland corporation, as set forth in the Form of Agreement and Plan of Redomestication attached to the accompanying Proxy Statement as Exhibit A; (2) to consider and vote upon a new investment advisory agreement between the Fund and Brookfield Investment Management Inc., as set forth in the Form of New Advisory Agreement attached to the accompanying Proxy Statement as Exhibit D and (3) to transact any other business that may properly come before the meeting or any adjournments or postponements thereof.

It is anticipated that the proxy materials will be sent to shareholders on or about December 19, 2013.

Please contact the undersigned at the above number with any questions or comments.

Sincerely,

/s/ Rachael L. Schwartz

Rachael L. Schwartz
for PAUL HASTINGS LLP